Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions
Beginning balance	$ 4,871	$ 3,569
Disbursements	2,501	6,095
Repayments	(4,137)	(4,793)
Ending balance	$ 3,235	$ 4,871